Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, net beginning balance	$ 3,038,815	$ 3,102,621	$ 3,102,621	$ 3,181,880
Amortization expense	(15,908)	(66,173)	(63,806)	(66,173)
Intangible assets, net ending balance	3,022,907		3,038,815	3,102,621
Trademark [Member]
Intangible assets, net beginning balance	2,524,000	2,524,000	2,524,000	2,524,000
Amortization expense
Intangible assets, net ending balance	2,524,000		2,524,000	2,524,000
Franchise Agreements [Member]
Intangible assets, net beginning balance	514,815	$ 578,621	578,621	642,429
Amortization expense	(15,908)		(63,806)	(63,808)
Intangible assets, net ending balance	$ 498,907		$ 514,815	$ 578,621
Weighted average remaining amortization period at March 31, 2020 (in years)	7 years 9 months 18 days		8 years 1 month 6 days